Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table provides a summary of investments in community development and tax-advantaged VIEs that the Company has not consolidated:

At December 31 (Dollars in Millions)	2025	2024
Investment carrying amount	$9,712	$8,107
Unfunded capital and other commitments	5,761	5,032
Maximum exposure to loss	9,338	8,435